Balance Sheet (Parentheticals)	Dec. 31, 2020 $ / shares shares
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Class A common stock, subject to possible redemption, Price per share (in Dollars per share) | $ / shares	$ 10.00
Common stock subject to possible redemption	26,675,623
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	380,000,000
Common stock, shares issued	8,324,377
Common stock, shares outstanding	1,711,728
Class B Common Stock
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	20,000,000
Common stock, shares issued	8,750,000
Common stock, shares outstanding	8,750,000